Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Stock Option Activity
Activity for the year ended December 31, 2023, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	657,980	$2.92	4.24
Exercised	(39,000)	2.52	—
Forfeited	(12,000)	0.05	—
Outstanding as of December 31, 2023	606,980	$3.00	3.49
Exercisable as of December 31, 2023	606,980	$3.00	3.49

Activity for the year ended December 31, 2022, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	859,540	$2.75	5.08
Exercised	(193,560)	2.44	—
Forfeited	(8,000)	3.19	—
Outstanding as of December 31, 2022	657,980	$2.92	4.24
Exercisable as of December 31, 2022	657,980	$2.92	4.24
Activity for the year ended December 31, 2023, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	2,629,516	4.96	7.21
Exercised	(32,000)	4.06	—
Forfeited	(195,006)	4.94	—
Outstanding as of December 31, 2023	2,402,510	$4.97	6.30
Exercisable as of December 31, 2023	1,651,493	$4.64	6.03

Activity for the year ended December 31, 2022, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	2,812,500	$5.83	8.61
Exercised	(47,000)	7.25	—
Forfeited	(135,984)	5.15	—
Outstanding as of December 31, 2022	2,629,516	$4.96	7.21
Exercisable as of December 31, 2022	1,476,744	$4.41	6.56
Activity for the year ended December 31, 2023, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2023	2,624,297	$12.32	8.88
Granted	3,734,266	4.44	—
Exercised	(5,194)	2.63	—
Forfeited	(645,310)	$6.43	—
Outstanding as of December 31, 2023	5,708,059	$7.84	8.74
Exercisable as of December 31, 2023	1,155,231	$14.64	7.57

Activity for the year ended December 31, 2022, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	1,576,069	$17.96	9.57
Granted	1,336,284	6.03	—
Forfeited	(288,056)	14.00	—
Outstanding as of December 31, 2022	2,624,297	$12.32	8.88
Exercisable as of December 31, 2022	528,693	$17.98	8.04

Summary of Valuation Inputs
The valuation inputs for the 2019 ISOP grants were as follows:

	Twelve months ended December 31,
	2023	2022	2021
Share price at grant date (in USD)	N/A	N/A	$5.59
Expected life of share options (years)	N/A	N/A	6.05	-	6.19
Expected volatility	N/A	N/A	41.26%	-	41.45%
Risk free interest rate	N/A	N/A	(0.63)%	-	(0.48)%
Dividend yield (%)	N/A	N/A	—%
The valuation inputs for the 2021 EIP grants were as follows:

	Year Ended December 31,
	2023			2022			2021
Share price at grant date (in USD)	$2.53	-	$4.72	$2.06	-	$8.36	$16.81	-	$18.00
Expected life of share options (years)	5.50	-	7.00	5.50	-	7.00	5.50	-	7.00
Expected volatility (%)	69.50%	-	74.96%	62.65%	-	69.43%	41.65%	-	59.77%
Risk free interest rate (%)	3.45%	-	4.67%	2.42%	-	4.00%	0.87%	-	1.36%
Dividend yield (%)	—%			—%			—%

Summary of Weighted Average Fair Value of Options Granted	The weighted average fair value of options granted during the years ended December 31, 2023 and 2022, respectively (in USD):

	2023	2022
2021 EIP	$2.91	$3.62

Summary of Restricted Stock Units Activity	The activity for the year ended December 31, 2023 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2023	1,865,433	$5.20
Granted	2,658,150	$4.42
Vested	(927,155)	$4.65
Forfeited	(261,160)	$4.75
Unvested as of December 31, 2023	3,335,268	$4.77
The activity for the year ended December 31, 2022 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2022	287,575	$17.97
Granted	1,776,832	4.30
Vested	(133,056)	17.99
Forfeited	(65,918)	10.72
Unvested as of December 31, 2022	1,865,433	$5.20

Summary of Movements in Share-based Compensation Reserve
Movements in the share-based compensation reserve were as follows (in USD thousands):

Total
January 1, 2022	$11,462
Movement in the period	13,613
December 31, 2022	25,075
Movement in the period	15,242
December 31, 2023	$40,317
Share-based compensation expense by financial statement caption for all stock awards consists of the following (in USD thousands):

	Year ended December 31,
	2023	2022	2021
Research and development	$3,440	$2,245	784
Sales and marketing	1,266	1,462	1,227
General and administrative	10,536	9,906	6,503
Total	$15,242	$13,613	$8,514